Report of Directors Corporate Governance - Non-Executive Directors Interests In Shares (Details)	Dec. 31, 2017 shares
Phillip Ameen
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	5,000
Kathleen Casey
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	9,125
Laura Cha
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	18,200
Henri de Castries
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	17,116
Lord Evans of Weardale
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	12,892
Joachim Faber
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	66,605
Sam Laidlaw (Retired on 28 April 2017)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	41,887
Irene Lee
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	10,588
John Lipsky
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	16,165
Rachel Lomax (Retired on 28 April 2017)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	18,900
Heidi Miller
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	4,200
David Nish
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	50,000
Jonathan Symonds
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	42,821
Jackson Tai
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	44,825
Mark Tucker (Appointed on 1 September 2017)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	276,000
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000
Paul Walsh (Resigned on 21 April 2017)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	5,211